UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23875

Madison ETFs Trust
(Exact name of registrant as specified in charter)

550 Science Drive

Madison, Wisconsin 53711
(Address of principal executive offices) (Zip code)

Greg Hoppe

Madison ETFs Trust

550 Science Drive

Madison, Wisconsin 53711
(Name and address of agent for service)

800-767-0300

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Madison Aggregate Bond ETF MAGG (Principal U.S. Listing Exchange: NYSE ) Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the Madison Aggregate Bond ETF for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents.. You can also request this information by contacting us at 888-971-7135.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Aggregate Bond ETF	$40	0.39%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Aggregate Bond ETF returned 4.11% on a NAV basis and 4.05% on a market basis for the one year period ended June 30th, 2026. Both outperforming the Bloomberg U.S. Aggregate Index which returned 3.79%.

Performance was driven by overweight allocations to corporate bonds and mortgage-backed securities relative to the index. The primary detractor was an overweight to longer maturity U.S. Treasuries, which lagged as the yield curve steepened over the past year.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/28/2023)
Madison Aggregate Bond ETF NAV	4.11	5.27
Bloomberg U.S. Aggregate Bond Index	3.79	4.92

Visit https://www.madisonfunds.com/etfs/#documents. for more recent performance information.
* The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Madison Aggregate Bond ETF	PAGE 1	TSR-AR-557441300

KEY FUND STATISTICS (as of June 30, 2026)
Net Assets	$65,760,168
Number of Holdings	204
Net Advisory Fee	$260,155
Portfolio Turnover	20%
Average Credit Quality	AA3
Effective Duration	5.67 years
30-Day SEC Yield	4.57%
Distribution Yield	4.67%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
Mortgage-Backed Securities	37.9%
Corporate Bonds	30.3%
U.S. Treasury Securities	22.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	1.9%
Cash & Other	1.0%
Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	22.6%
Federal National Mortgage Association	22.3%
Federal Home Loan Mortgage Corp.	18.8%
Government National Mortgage Association	2.2%
JPMorgan Chase & Co.	1.2%
Morgan Stanley	1.2%
Wells Fargo & Co.	1.1%
Bank of America Corp.	1.0%
Citigroup, Inc.	0.9%
Truist Financial Corp.	0.8%

MATERIAL FUND CHANGES

Effective March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2026 at https://www.madisonfunds.com/etfs/# documents or upon request at 888-971-7135.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents..

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 888-971-7135, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Aggregate Bond ETF	PAGE 2	TSR-AR-557441300

Madison Covered Call ETF CVRD (Principal U.S. Listing Exchange: NYSE) Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the Madison Covered Call ETF for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/# documents. You can also request this information by contacting us at 888-971-7135.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Covered Call ETF	$88	0.87%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Covered Call ETF returned 2.10% on a NAV basis and 2.01% on a market basis for the one-year period ended June 30, 2026. The Fund underperformed the CBOE S&P 500 BuyWrite Monthly Index and the S&P 500 Index which returned 17.34% and 22.32%, respectfully.

The Fund’s underweight to mega-cap growth stocks and focus on defensive, income-oriented positions contributed to underperformance. Elevated option coverage reflected a cautious stance amid high market valuations. Sector positioning and stock selection also detracted from results, as the Fund remained underexposed to high-performing sectors such as Technology, Consumer Discretionary, and Communication Services.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Madison Covered Call ETF NAV	2.10	5.23
S&P 500 TR	22.32	22.12
Cboe S&P 500 BuyWrite Monthly Index	17.34	13.24

Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
* The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Madison Covered Call ETF	PAGE 1	TSR-AR-557441409

KEY FUND STATISTICS (as of June 30, 2026)
Net Assets	$31,952,955
Number of Holdings	69
Net Advisory Fee	$338,472
Portfolio Turnover	76%
30-Day SEC Yield	0.97%
Distribution Yield	1.70%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(% of Net Assets)
Technology	24.1%
Financials	14.1%
Health Care	12.4%
Consumer Staples	10.1%
Consumer Discretionary	8.9%
Industrials	8.3%
Communications	7.8%
Energy	5.9%
Real Estate	3.0%
Cash & Other	5.4%
Top 10 Issuers	(% of Net Assets)
Archer-Daniels-Midland Co.	4.4%
Danaher Corp.	3.9%
Amazon.com, Inc.	3.9%
Agilent Technologies, Inc.	3.8%
Palo Alto Networks, Inc.	3.8%
Microsoft Corp.	3.8%
Visa, Inc.	3.6%
Broadcom, Inc.	3.5%
PepsiCo, Inc.	3.0%
Union Pacific Corp.	3.0%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 888-971-7135, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Covered Call ETF	PAGE 2	TSR-AR-557441409

Madison Dividend Value ETF DIVL (Principal U.S. Listing Exchange: NYSE) Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the Madison Dividend Value ETF for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/# documents. You can also request this information by contacting us at 888-971-7135.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Dividend Value ETF	$69	0.65%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Dividend Value ETF returned 11.51% on a NAV basis and 11.46% on a market basis for the one-year period ended June 30, 2026. The Fund underperformed the Russell 1000 Value Index, which returned 27.12%, and the Lipper Equity Funds Index, which returned 18.98%, and the S&P 500 Index which returned 22.32%.

In terms of relative performance, there were positive results in Financials, Health Care and Utilities, which was more than offset by negative results in Technology, Industrials, Consumer Discretionary, Consumer Staples, Materials, and Energy.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/14/2023)
Madison Dividend Value ETF NAV	11.51	9.22
S&P 500 TR	22.32	21.13
Lipper Equity Income Funds Index	18.98	15.39
Russell 1000 Value Total Return	27.12	17.84

Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
* The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Madison Dividend Value ETF	PAGE 1	TSR-AR-557441508

KEY FUND STATISTICS (as of June 30, 2026)
Net Assets	$60,103,182
Number of Holdings	36
Net Advisory Fee	$399,356
Portfolio Turnover	67%
30-Day SEC Yield	1.93%
Distribution Yield	2.48%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(% of Net Assets)
Industrials	16.7%
Financials	15.5%
Energy	15.2%
Health Care	14.2%
Consumer Staples	12.6%
Technology	7.8%
Consumer Discretionary	7.8%
Utilities	4.1%
Materials	3.0%
Cash & Other	3.1%
Top 10 Issuers	(% of Net Assets)
Johnson & Johnson	5.5%
Exxon Mobil Corp.	4.4%
Texas Instruments, Inc.	4.3%
Chevron Corp.	4.2%
NextEra Energy, Inc.	4.1%
AbbVie, Inc.	3.7%
Union Pacific Corp.	3.5%
Analog Devices, Inc.	3.5%
Bunge Global SA	3.5%
Procter & Gamble Co.	3.4%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 888-971-7135, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Dividend Value ETF	PAGE 2	TSR-AR-557441508

Madison Short-Term Strategic Income ETF MSTI (Principal U.S. Listing Exchange: NYSE) Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the Madison Short-Term Strategic Income ETF for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 888-971-7135.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Short-Term Strategic Income ETF	$40	0.39%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Short-Term Strategic Income ETF returned 3.92% on a NAV basis and 3.49% on a market basis for the one year period ended June 30th, 2026. Compared to the Bloomberg U.S. 1–5-year government/credit index which returned 3.00%, and the Bloomberg U.S. Aggregate Index which returned 3.79%.

Outperformance was primarily driven by overweight positions in below investment grade corporate bonds, as well as asset-backed and mortgage-backed securities. However, the Fund’s exposure to securities with maturities beyond five years detracted from results. Overall, the Fund’s sector allocation contributed positively to relative performance despite headwinds from duration positioning.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/05/2023)
Madison Short-Term Strategic Income ETF NAV	3.92	5.86
Bloomberg U.S. Aggregate Bond Index	3.79	5.06
Bloomberg 1-5 Year Government/Credit Index	3.00	4.85

Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
* The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Madison Short-Term Strategic Income ETF	PAGE 1	TSR-AR-557441201

KEY FUND STATISTICS (as of June 30, 2026)
Net Assets	$49,207,755
Number of Holdings	97
Net Advisory Fee	$239,215
Portfolio Turnover	24%
Average Credit Quality	A3
Effective Duration	2.66 years
30-Day SEC Yield	4.56%
Distribution Yield	4.71%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
Corporate Bonds	57.8%
Mortgage-Backed Securities	16.3%
Collateralized Mortgage Obligations	14.0%
U.S. Treasury Securities	5.1%
Asset-Backed Securities	4.2%
Cash & Other	2.6%
Top 10 Issuers	(% of Net Assets)
Federal National Mortgage Association	18.8%
Federal Home Loan Mortgage Corp.	6.4%
United States Treasury Note/Bond	5.1%
Government National Mortgage Association	4.9%
Bank of America Corp.	3.3%
Morgan Stanley	2.5%
Goldman Sachs Group, Inc.	2.5%
JPMorgan Chase & Co.	2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.1%
Huntington Bancshares, Inc.	2.1%

MATERIAL FUND CHANGES

Effective March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2026 at https://www.madisonfunds.com/etfs/#documents or upon request at 888-971-7135.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 888-971-7135, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Short-Term Strategic Income ETF	PAGE 2	TSR-AR-557441201

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 800-767-0300.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Richard E. Struthers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services since inception. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. These services were for the completion of the Funds federal and state income tax returns, excise tax returns, and review of excise tax calculations. “Other services” refer to other services rendered by the registrant’s principal accountant to the registrant other than those reported under the “audit services”, “audit-related services”, and “tax services”. The following table details the aggregate fees billed or expected to be billed since inception for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Madison Short-Term Strategic Income ETF

	FYE 6/30/2026	FYE 6/30/2025
Audit Fees	$13,500	$13,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Madison Aggregate Bond ETF

	FYE 6/30/2026	FYE 6/30/2025
Audit Fees	$13,500	$13,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Madison Covered Call ETF

	FYE 6/30/2026	FYE 6/30/2025
Audit Fees	$12,500	$12,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Madison Dividend Value ETF

	FYE 6/30/2026	FYE 6/30/2025
Audit Fees	$12,000	$11,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

(e)(1) The audit committee of the registrant has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. The audit committee may delegate to one or more of its members the authority to grant such pre-approvals. Any decision of any member to whom such authority is delegated shall be presented to the full audit committee at the next regularly scheduled meeting of the registrant’s board of trustees.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant since inception.

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) Because no such non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Steven P. Riege and Richard E. Struthers.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MADISON ETFs(R)

Financial Statements

June 30, 2026

Madison Aggregate Bond ETF

Schedule of Investments

June 30, 2026

MORTGAGE-BACKED SECURITIES - 37.9%	Par	Value
Federal Home Loan Mortgage Corp.
Pool G06168, 3.50%, 11/01/2040	$108,347	$101,995
Pool G08653, 3.00%, 07/01/2045	185,576	167,712
Pool G08779, 3.50%, 09/01/2047	80,100	73,582
Pool G60722, 3.00%, 10/01/2046	229,922	206,907
Pool G61386, 3.50%, 06/01/2048	103,248	95,476
Pool Q04092, 4.00%, 10/01/2041	147,120	142,523
Pool Q35614, 3.50%, 08/01/2045	236,196	220,427
Pool Q52955, 3.50%, 12/01/2047	102,847	95,148
Pool QA1033, 3.00%, 07/01/2049	177,676	157,540
Pool RA7380, 3.50%, 05/01/2052	484,080	442,970
Pool RA8278, 5.00%, 12/01/2052	186,324	185,050
Pool RB5105, 2.00%, 03/01/2041	90,078	78,427
Pool SB0546, 2.00%, 01/01/2036	267,426	245,181
Pool SB8384, 5.00%, 05/01/2040	321,955	323,608
Pool SC0151, 2.50%, 06/01/2041	285,654	255,443
Pool SD0960, 3.50%, 04/01/2052	450,052	412,120
Pool SD1859, 5.50%, 11/01/2052	103,408	105,253
Pool SD1921, 4.50%, 12/01/2052	290,631	281,741
Pool SD2172, 5.50%, 02/01/2053	293,338	294,841
Pool SD2875, 5.00%, 05/01/2053	687,386	681,719
Pool SD3174, 5.50%, 06/01/2053	353,891	357,354
Pool SD3739, 6.00%, 09/01/2053	419,651	435,796
Pool SD4901, 5.50%, 02/01/2054	234,029	237,466
Pool SD7552, 2.50%, 01/01/2052	557,864	475,777
Pool SD7556, 3.00%, 08/01/2052	416,401	368,616
Pool SD8214, 3.50%, 05/01/2052	74,074	67,430
Pool SD8244, 4.00%, 09/01/2052	194,996	183,101
Pool SD8257, 4.50%, 10/01/2052	298,454	288,981
Pool SD8266, 4.50%, 11/01/2052	1,022,492	988,516
Pool SD8267, 5.00%, 11/01/2052	652,823	648,965
Pool SD8268, 5.50%, 11/01/2052	86,004	87,133
Pool SD8276, 5.00%, 12/01/2052	639,311	634,082
Pool SD8299, 5.00%, 02/01/2053	188,948	187,324
Pool SD8349, 5.50%, 08/01/2053	176,058	178,058
Pool SD8362, 5.50%, 09/01/2053	359,352	363,435
Pool SD8363, 6.00%, 09/01/2053	471,647	482,595
Pool V80025, 3.00%, 04/01/2043	94,392	85,795
Pool V80026, 3.00%, 04/01/2043	753,749	684,823
Pool ZS8641, 2.50%, 02/01/2032	71,559	68,458
Federal National Mortgage Association
Pool 890696, 3.00%, 09/01/2030	63,455	61,919
Pool AB2080, 4.00%, 01/01/2041	127,056	123,467
Pool AB8818, 3.00%, 03/01/2043	74,888	67,903
Pool AJ4046, 4.00%, 10/01/2041	131,725	128,285
Pool AL3072, 3.00%, 02/01/2043	298,602	271,400
Pool AL8924, 3.00%, 12/01/2030	62,542	61,523
Pool AO4134, 3.50%, 06/01/2042	179,697	168,394
Pool AP2133, 3.50%, 08/01/2042	175,734	164,598
Pool AP7363, 4.00%, 10/01/2042	202,141	194,896
Pool BE0108, 3.00%, 01/01/2047	91,357	82,252
Pool BV4133, 2.50%, 03/01/2052	297,612	249,920
Pool CB2548, 2.50%, 01/01/2052	90,243	76,823
Pool CB2601, 2.00%, 01/01/2052	105,853	86,746
Pool CB3105, 2.00%, 03/01/2052	555,375	455,119
Pool CB3115, 3.00%, 03/01/2052	509,025	451,972
Pool CB3845, 3.50%, 06/01/2052	372,113	340,511
Pool CB4383, 4.50%, 08/01/2052	381,599	368,823
Pool FA2986, 4.00%, 07/01/2055	236,485	221,708
Pool FA5291, 4.50%, 04/01/2056	248,452	238,947

The accompanying notes are an integral part of these financial statements.

Pool FM5530, 4.00%, 11/01/2050	323,105	305,325
Pool FS1704, 4.00%, 05/01/2052	206,619	195,204
Pool FS2605, 4.50%, 08/01/2052	100,199	97,091
Pool FS3478, 3.00%, 12/01/2051	195,975	171,350
Pool FS4049, 2.50%, 09/01/2036	282,081	264,360
Pool FS4138, 2.50%, 04/01/2052	344,674	294,372
Pool FS4296, 3.00%, 01/01/2049	359,600	326,057
Pool FS4996, 4.50%, 07/01/2053	340,692	329,963
Pool FS5575, 5.50%, 09/01/2053	115,200	117,133
Pool FS7759, 5.50%, 05/01/2054	211,241	213,566
Pool FS9948, 2.50%, 04/01/2052	431,350	371,387
Pool MA2177, 4.00%, 02/01/2035	121,675	119,274
Pool MA4571, 2.50%, 03/01/2042	706,143	627,575
Pool MA4699, 3.50%, 08/01/2052	210,932	192,077
Pool MA4732, 4.00%, 09/01/2052	384,578	361,080
Pool MA4783, 4.00%, 10/01/2052	579,877	544,274
Pool MA4785, 5.00%, 10/01/2052	172,344	170,935
Pool MA4806, 5.00%, 11/01/2052	525,183	521,105
Pool MA4841, 5.00%, 12/01/2052	832,281	825,474
Pool MA4842, 5.50%, 12/01/2052	331,946	336,623
Pool MA4868, 5.00%, 01/01/2053	286,808	284,580
Pool MA4941, 5.50%, 03/01/2053	263,382	266,476
Pool MA5013, 4.50%, 05/01/2038	71,634	71,044
Pool MA5072, 5.50%, 07/01/2053	871,589	879,305
Pool MA5530, 5.00%, 11/01/2054	476,345	470,637
Pool MA5539, 5.00%, 11/01/2044	176,079	176,237
Pool MA5585, 5.00%, 01/01/2055	332,359	327,771
Pool MA5879, 5.50%, 11/01/2055	361,378	363,154
Pool MA6042, 5.00%, 04/01/2046	490,294	487,796
TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,785,875)		24,917,799

CORPORATE BONDS - 30.3%	Par	Value
Communications - 1.8%
Meta Platforms, Inc.
4.88%, 11/15/2035	200,000	194,929
6.30%, 05/15/2056	350,000	349,798
Space Exploration Technologies Corp., 5.35%, 07/15/2031 (a)	250,000	249,548
Verizon Communications, Inc., 5.88%, 11/30/2055	375,000	364,869
		1,159,144

Consumer Discretionary - 2.4%
Amazon.com, Inc.
4.88%, 03/13/2036	300,000	295,781
5.80%, 03/13/2056	250,000	249,052
BorgWarner, Inc., 5.40%, 08/15/2034	300,000	305,909
Home Depot, Inc., 5.88%, 12/16/2036	275,000	293,226
Lowe’s Cos., Inc., 4.25%, 04/01/2052	150,000	117,959
Paychex, Inc., 5.60%, 04/15/2035	300,000	303,594
		1,565,521

Consumer Staples - 0.8%
J M Smucker Co., 6.20%, 11/15/2033	200,000	213,547
Mars, Inc., 5.70%, 05/01/2055 (a)	300,000	296,784
		510,331

Energy - 3.4%
Devon Energy Corp., 5.20%, 09/15/2034	350,000	350,844
Energy Transfer LP
6.55%, 12/01/2033	325,000	352,020
5.60%, 09/01/2034	150,000	153,299
Enterprise Products Operating LLC, 5.35%, 01/31/2033	350,000	359,387
Exxon Mobil Corp., 4.11%, 03/01/2046	150,000	124,517
Kinder Morgan, Inc., 5.55%, 06/01/2045	225,000	217,208
MPLX LP, 4.80%, 02/15/2029	375,000	375,923
ONEOK, Inc., 5.80%, 11/01/2030	150,000	155,329

The accompanying notes are an integral part of these financial statements.

Valero Energy Corp., 4.00%, 06/01/2052	250,000	186,952
		2,275,479
Financials - 15.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	350,000	350,192
Ally Financial, Inc., 6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030	250,000	259,990
American Express Co., 5.28% to 07/27/2028 then SOFR + 1.28%, 07/27/2029	400,000	405,431
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	175,000	175,740
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	480,000	481,253
Bank of New York Mellon Corp.
4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	275,000	275,079
5.83% to 10/25/2032 then SOFR + 2.07%, 10/25/2033	75,000	78,864
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	30,000	22,792
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029	125,000	126,573
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	270,000	277,650
Citigroup, Inc.
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	300,000	298,733
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	300,000	296,979
Citizens Financial Group, Inc., 5.30% to 01/29/2031 then 5 yr. CMT Rate + 1.45%, 01/29/2036	350,000	346,826
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	250,000	247,405
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	350,000	349,637
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	375,000	374,671
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	300,000	308,901
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)	150,000	143,477
JPMorgan Chase & Co.
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	150,000	153,344
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	300,000	299,942
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	350,000	360,257
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	325,000	316,049
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	400,000	405,411
4.89% to 07/20/2032 then SOFR + 2.08%, 07/20/2033	225,000	223,442
5.30% (SOFR + 1.41%), 04/10/2037	150,000	149,525
PayPal Holdings, Inc., 5.10%, 04/01/2035	250,000	247,019
PNC Financial Services Group, Inc.
4.90% to 05/13/2030 then SOFR + 1.33%, 05/13/2031	183,000	184,100
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	200,000	221,070
Prologis LP, 4.90%, 06/15/2036	225,000	220,786
Regions Financial Corp., 1.80%, 08/12/2028	200,000	188,868
Simon Property Group LP, 4.30%, 01/15/2031	350,000	344,435
Truist Financial Corp.
5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	225,000	227,226
5.87% to 06/08/2033 then SOFR + 2.36%, 06/08/2034	300,000	312,459
US Bancorp, 4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	240,000	237,098
Wells Fargo & Co.
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	200,000	203,260
4.96% (SOFR + 1.10%), 01/23/2037	550,000	537,881
Welltower OP LLC, 2.75%, 01/15/2032	150,000	135,382
Weyerhaeuser Co., 3.38%, 03/09/2033	250,000	226,544
		10,014,291

Health Care - 2.7%
AbbVie, Inc., 5.40%, 03/15/2054	350,000	337,703
Amgen, Inc., 5.65%, 03/02/2053	250,000	244,106
Centene Corp., 2.45%, 07/15/2028	150,000	142,613
Eli Lilly & Co., 4.60%, 08/14/2034	250,000	247,531
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	200,000	201,132
6.38%, 11/22/2052	300,000	320,219
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	300,000	283,575
Zoetis, Inc., 3.00%, 05/15/2050	50,000	32,743
		1,809,622

The accompanying notes are an integral part of these financial statements.

Industrials - 1.7%
BAE Systems PLC, 5.30%, 03/26/2034 (a)	200,000	203,900
Eaton Corp., 4.80%, 03/06/2036	300,000	294,845
Honeywell Aerospace, Inc., 4.95%, 03/16/2036 (a)	250,000	246,619
Nordson Corp., 5.80%, 09/15/2033	100,000	104,233
Norfolk Southern Corp., 5.95%, 03/15/2064	250,000	254,391
		1,103,988

Materials - 0.5%
Packaging Corp. of America, 4.05%, 12/15/2049	100,000	78,148
Rio Tinto Finance USA PLC, 5.00%, 03/14/2032	125,000	126,400
Vulcan Materials Co., 3.50%, 06/01/2030	110,000	105,303
		309,851

Technology - 1.2%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	250,000	243,996
Dell International LLC / EMC Corp., 3.45%, 12/15/2051	200,000	140,298
Intel Corp., 5.30%, 05/15/2036	125,000	124,625
NetApp, Inc., 5.50%, 03/17/2032	250,000	255,667
Oracle Corp., 3.95%, 03/25/2051	55,000	35,324
		799,910

Utilities - 0.6%
Florida Power & Light Co., 2.88%, 12/04/2051	400,000	251,946
PECO Energy Co., 3.05%, 03/15/2051	200,000	130,855
		382,801
TOTAL CORPORATE BONDS (Cost $19,797,406)		19,930,938

U.S. TREASURY SECURITIES - 22.6%	Par	Value
United States Treasury Note/Bond
4.38%, 08/31/2028	1,000,000	1,004,492
4.88%, 10/31/2028	1,750,000	1,777,481
4.00%, 07/31/2030	2,000,000	1,986,641
4.00%, 01/31/2031	850,000	843,193
4.13%, 11/15/2032	1,700,000	1,686,652
3.50%, 02/15/2033	1,500,000	1,432,852
4.38%, 05/15/2034	1,250,000	1,252,588
4.13%, 02/15/2036	900,000	879,750
3.88%, 05/15/2043	1,000,000	887,109
4.63%, 05/15/2044	1,000,000	969,727
4.13%, 08/15/2053	1,150,000	1,009,125
4.25%, 08/15/2054	950,000	852,031
4.63%, 11/15/2055	300,000	286,734
TOTAL U.S. TREASURY SECURITIES (Cost $15,118,980)		14,868,375

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%	Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2022-R01, Class 1M1, 4.63% (30 day avg SOFR US + 1.00%), 12/25/2041 (a)	6,925	6,923
Federal Home Loan Mortgage Corp.
Series 5655, Class BG, 4.50%, 05/15/2033	494,335	488,208
Series 5666, Class KE, 5.25%, 10/25/2055	497,669	499,915
Federal National Mortgage Association
Series 2017-M15, Class ATS2, 3.22%, 11/25/2027 (b)	178,604	176,430
Series 2020-44, Class TI, 5.50%, 12/25/2035 (c)	334,723	45,505
Series 2022-M1, Class A2, 1.72%, 10/25/2031 (b)	530,000	460,081
Series 2024-99, Class EA, 5.50%, 05/25/2051	249,461	249,786
Series 2025-5, Class EA, 5.50%, 10/25/2051	196,413	196,621
Flagstar Mortgage Trust, Series 2021-9INV, Class A1, 2.50%, 09/25/2041 (a)(b)	165,310	148,873
FREMF Mortgage Trust, Series 2020-K106, Class B, 3.69%, 03/25/2053 (a)(b)	100,000	93,605
Government National Mortgage Association
Series 2024-153, Class AB, 4.50%, 03/16/2065	479,291	472,053
Series 2025-157, Class NA, 6.00%, 04/20/2055	242,493	241,092
Series 2025-214, Class ND, 4.75%, 12/20/2055	733,196	721,630
JP Morgan Mortgage Trust
Series 2021-6, Class A4, 2.50%, 10/25/2051 (a)(b)	83,584	74,986

The accompanying notes are an integral part of these financial statements.

Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(b)	52,498	52,493
Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.00%, 06/25/2043 (b)	189,661	171,434
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,128,655)		4,099,635

ASSET-BACKED SECURITIES - 1.9%	Par	Value
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	61,845	61,852
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	58,505	58,637
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/2029	50,000	50,040
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.55%, 10/27/2064 (a)(b)	360,540	359,726
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(b)	229,692	229,830
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	503,969
TOTAL ASSET-BACKED SECURITIES (Cost $1,259,028)		1,264,054

TOTAL INVESTMENTS - 99.0% (Cost $65,089,944)		65,080,801
Money Market Deposit Account - 0.2% (d)		133,784
Other Assets in Excess of Liabilities - 0.8%		545,583
TOTAL NET ASSETS - 100.0%		$65,760,168

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $2,725,446 or 4.1% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.
(c)	Interest only security.
(d)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

Madison Covered Call ETF

Schedule of Investments

June 30, 2026

COMMON STOCKS - 99.3%	Shares	Value
Communications - 7.8%
Comcast Corp. - Class A (a)	30,300	$743,865
Meta Platforms, Inc. - Class A (a)	1,500	844,935
T-Mobile US, Inc. (a)	5,400	905,742
		2,494,542

Consumer Discretionary - 8.9%
Amazon.com, Inc. (a)(b)	5,400	1,287,036
Las Vegas Sands Corp. (a)	13,500	623,565
Lowe’s Cos., Inc. (a)	4,300	948,107
		2,858,708

Consumer Staples - 10.1%
Archer-Daniels-Midland Co. (a)	19,000	1,451,600
Constellation Brands, Inc. - Class A (a)	5,800	806,722
PepsiCo, Inc. (a)	7,200	974,880
		3,233,202

Energy - 5.9%
Matador Resources Co. (a)	19,000	945,820
Transocean Ltd. (b)	190,000	929,100
		1,874,920

Financials - 14.1%
Blackrock, Inc. (a)	1,000	961,560
Fiserv, Inc. (a)(b)	15,500	760,275
Marsh & McLennan Cos., Inc. (a)	5,400	900,018
PayPal Holdings, Inc. (a)	17,000	734,060
Visa, Inc. - Class A (a)	3,400	1,166,506
		4,522,419

Health Care - 12.4%
Agilent Technologies, Inc. (a)	9,500	1,261,885
Danaher Corp. (a)	7,200	1,371,456
Labcorp Holdings, Inc. (a)	2,500	700,000
Stryker Corp. (a)	2,000	629,680
		3,963,021

Industrials - 8.3%
Honeywell Aerospace, Inc. (b)	2,100	464,268
Honeywell International, Inc. (a)	2,100	470,190
Illinois Tool Works, Inc. (a)	2,600	703,222
Union Pacific Corp. (a)	3,700	1,006,400
		2,644,080

Materials - 2.2%
Newmont Corp. (a)	7,500	700,500

Real Estate - 3.0%
American Tower Corp. (a)	5,800	948,706

Technology - 24.1%
Accenture PLC - Class A (a)	5,300	659,532
Adobe, Inc. (a)(b)	4,400	902,088
Broadcom, Inc. (a)	3,000	1,133,250
Microsoft Corp. (a)	3,300	1,230,966
Palo Alto Networks, Inc. (a)(b)	4,500	1,534,590
QUALCOMM, Inc. (a)	3,500	646,765
Salesforce, Inc. (a)	5,000	783,300
Synopsys, Inc. (a)(b)	1,800	802,926
		7,693,417

The accompanying notes are an integral part of these financial statements.

Utilities - 2.5%
NextEra Energy, Inc. (a)	9,000	789,930
TOTAL COMMON STOCKS (Cost $38,739,367)		31,723,445

TOTAL INVESTMENTS - 99.3% (Cost $38,739,367)		31,723,445
Money Market Deposit Account - 3.8% (c)		1,228,522
Liabilities in Excess of Other Assets - (3.1)%		(999,012)
TOTAL NET ASSETS - 100.0%		$31,952,955

Percentages are stated as a percent of net assets.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Madison Covered Call ETF

Schedule of Written Options

June 30, 2026

WRITTEN OPTIONS - (3.2)%	Notional Amount	Contracts	Value
Call Options - (3.2)% (a)(b)
Accenture PLC, Expiration: 08/21/2026; Exercise Price: $150.00	$(659,532)	(53)	$(9,275)
Adobe, Inc.
Expiration: 07/17/2026; Exercise Price: $320.00	(430,542)	(21)	(577)
Expiration: 08/21/2026; Exercise Price: $230.00	(471,546)	(23)	(12,133)
Agilent Technologies, Inc., Expiration: 08/21/2026; Exercise Price: $140.00	(1,261,885)	(95)	(33,725)
Amazon.com, Inc., Expiration: 08/21/2026; Exercise Price: $260.00	(1,287,036)	(54)	(37,665)
American Tower Corp., Expiration: 08/21/2026; Exercise Price: $190.00	(948,706)	(58)	(7,250)
Archer-Daniels-Midland Co., Expiration: 08/21/2026; Exercise Price: $80.00	(1,451,600)	(190)	(44,175)
Blackrock, Inc., Expiration: 09/18/2026; Exercise Price: $1,100.00	(961,560)	(10)	(12,650)
Broadcom, Inc., Expiration: 07/17/2026; Exercise Price: $430.00	(1,133,250)	(30)	(6,165)
Comcast Corp., Expiration: 09/18/2026; Exercise Price: $26.00	(743,865)	(303)	(33,936)
Constellation Brands, Inc., Expiration: 08/21/2026; Exercise Price: $160.00	(806,722)	(58)	(9,280)
Danaher Corp., Expiration: 07/17/2026; Exercise Price: $175.00	(1,371,456)	(72)	(120,960)
Fiserv, Inc., Expiration: 08/21/2026; Exercise Price: $55.00	(760,275)	(155)	(25,963)
Honeywell International, Inc., 08/21/2026 250 C, Expiration: 08/21/2026; Exercise Price: $250.00	(940,380)	(42)	(12,390)
Illinois Tool Works, Inc., Expiration: 07/17/2026; Exercise Price: $260.00	(703,222)	(26)	(33,540)
Labcorp Holdings, Inc., Expiration: 08/21/2026; Exercise Price: $280.00	(700,000)	(25)	(29,000)
Las Vegas Sands Corp., Expiration: 07/17/2026; Exercise Price: $60.00	(623,565)	(135)	(1,080)
Lowe’s Cos., Inc., Expiration: 08/21/2026; Exercise Price: $230.00	(948,107)	(43)	(29,240)
Marsh & McLennan Cos., Inc., Expiration: 10/16/2026; Exercise Price: $180.00	(900,018)	(54)	(24,570)
Matador Resources Co., Expiration: 09/18/2026; Exercise Price: $60.00	(945,820)	(190)	(20,425)
Meta Platforms, Inc., Expiration: 08/21/2026; Exercise Price: $600.00	(844,935)	(15)	(34,275)
Microsoft Corp., Expiration: 08/21/2026; Exercise Price: $425.00	(1,230,966)	(33)	(24,833)
Newmont Corp., Expiration: 07/17/2026; Exercise Price: $120.00	(700,500)	(75)	(412)
NextEra Energy, Inc., Expiration: 09/18/2026; Exercise Price: $92.50	(789,930)	(90)	(18,765)
Palo Alto Networks, Inc., Expiration: 07/17/2026; Exercise Price: $270.00	(1,534,590)	(45)	(323,775)
PayPal Holdings, Inc., Expiration: 08/21/2026; Exercise Price: $47.50	(734,060)	(170)	(23,120)
PepsiCo, Inc., Expiration: 07/17/2026; Exercise Price: $165.00	(974,880)	(72)	(432)
QUALCOMM, Inc., Expiration: 07/17/2026; Exercise Price: $230.00	(646,765)	(35)	(4,270)
Salesforce, Inc., Expiration: 08/21/2026; Exercise Price: $180.00	(783,300)	(50)	(16,000)
Stryker Corp., Expiration: 08/21/2026; Exercise Price: $340.00	(629,680)	(20)	(14,400)
Synopsys, Inc., Expiration: 07/17/2026; Exercise Price: $530.00	(802,926)	(18)	(2,250)
T-Mobile US, Inc., Expiration: 07/17/2026; Exercise Price: $200.00	(905,742)	(54)	(1,080)
Union Pacific Corp., Expiration: 08/21/2026; Exercise Price: $275.00	(1,006,400)	(37)	(38,850)
Visa, Inc., Expiration: 07/17/2026; Exercise Price: $340.00	(1,166,506)	(34)	(27,795)
TOTAL WRITTEN OPTIONS (Premiums received $912,070)			$(1,034,256)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Madison Dividend Value ETF

Schedule of Investments

June 30, 2026

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 7.8%
Home Depot, Inc.	5,217	$1,839,932
Lowe’s Cos., Inc.	6,731	1,484,118
McDonald’s Corp.	4,967	1,342,630
		4,666,680

Consumer Staples - 12.6%
Bunge Global SA	19,456	2,076,539
Coca-Cola Co.	20,827	1,692,610
Colgate-Palmolive Co.	19,141	1,754,847
Procter & Gamble Co.	14,092	2,066,451
		7,590,447

Energy - 15.2%
Chevron Corp.	15,390	2,551,046
ConocoPhillips	16,906	1,757,548
EOG Resources, Inc.	5,218	676,931
Exxon Mobil Corp.	19,412	2,654,009
SLB Ltd.	32,065	1,490,702
		9,130,236

Financials - 15.5%
Aflac, Inc.	4,681	548,847
Bank of America Corp.	29,576	1,685,241
Blackrock, Inc.	1,224	1,176,950
CME Group, Inc.	8,602	1,899,580
JPMorgan Chase & Co.	4,077	1,334,524
Morgan Stanley	5,727	1,197,172
MSCI, Inc.	984	551,079
State Street Corp.	5,538	939,245
		9,332,638

Health Care - 14.2%
AbbVie, Inc.	8,786	2,210,909
Amgen, Inc.	4,164	1,507,868
Johnson & Johnson	12,987	3,298,308
Medtronic PLC	19,436	1,520,478
		8,537,563

Industrials - 16.7%
Cummins, Inc.	1,827	1,303,035
Fastenal Co.	30,182	1,449,641
Honeywell Aerospace, Inc. (a)	5,261	1,162,991
Honeywell International, Inc.	5,261	1,177,826
Illinois Tool Works, Inc.	7,244	1,959,285
Rockwell Automation, Inc.	1,713	848,072
Union Pacific Corp.	7,707	2,096,304
		9,997,154

Materials - 3.0%
Air Products and Chemicals, Inc.	6,196	1,816,543

Real Estate - 2.9%
Prologis, Inc.	12,781	1,731,442

Technology - 7.8%
Analog Devices, Inc.	5,250	2,085,142
Texas Instruments, Inc.	8,728	2,601,555
		4,686,697

The accompanying notes are an integral part of these financial statements.

Utilities - 4.1%
NextEra Energy, Inc.	28,269	2,481,170
TOTAL COMMON STOCKS (Cost $50,067,348)		59,970,570

TOTAL INVESTMENTS - 99.8% (Cost $50,067,348)		59,970,570
Money Market Deposit Account - 0.2% (b)		118,275
Other Assets in Excess of Liabilities - 0.0% (c)		14,337
TOTAL NET ASSETS - 100.0%		$60,103,182

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Madison Short-Term Strategic Income ETF

Schedule of Investments

June 30, 2026

CORPORATE BONDS - 57.8%	Par	Value
Communications - 4.6%
Lamar Media Corp., 4.88%, 01/15/2029	$620,000	$614,971
Space Exploration Technologies Corp., 5.35%, 07/15/2031 (a)	750,000	748,644
VeriSign, Inc., 4.75%, 07/15/2027	900,000	900,121
		2,263,736

Consumer Discretionary - 0.5%
Paychex, Inc., 5.10%, 04/15/2030	250,000	252,304

Consumer Staples - 1.2%
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028 (a)	600,000	596,057

Energy - 5.7%
Energy Transfer LP, 5.25%, 07/01/2029	1,000,000	1,014,638
Kinder Morgan, Inc., 5.00%, 02/01/2029	220,000	222,044
Marathon Petroleum Corp., 5.15%, 03/01/2030	875,000	887,294
Valero Energy Partners LP, 4.50%, 03/15/2028	700,000	699,197
		2,823,173

Financials - 31.8% (b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	1,033,000	1,033,568
American Express Co., 5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031	400,000	404,328
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	870,000	873,678
4.46% to 02/06/2031 then SOFR + 0.87%, 02/06/2032	750,000	737,243
Boston Properties LP, 6.75%, 12/01/2027	415,000	426,392
Capital One Financial Corp., 5.46% to 07/26/2029 then SOFR + 1.56%, 07/26/2030	925,000	940,572
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	250,000	247,405
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	1,000,000	998,961
Goldman Sachs Group, Inc.
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	743,000	742,348
4.52% to 01/21/2031 then SOFR + 0.96%, 01/21/2032	500,000	490,945
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	1,000,000	1,029,670
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)	575,000	549,996
JPMorgan Chase & Co., 4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029	1,100,000	1,090,687
KeyCorp, 4.10%, 04/30/2028	300,000	297,680
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	800,000	777,967
Morgan Stanley
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	500,000	493,360
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031	250,000	252,948
4.49% to 01/16/2031 then SOFR + 0.95%, 01/16/2032	500,000	490,643
PNC Financial Services Group, Inc., 5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	1,000,000	1,010,447
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	625,000	637,343
SBA Communications Corp., 3.88%, 02/15/2027	713,000	708,991
Simon Property Group LP, 4.30%, 01/15/2031	400,000	393,640
Synchrony Financial, 5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031	750,000	750,249
Truist Financial Corp., 5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	250,000	252,474
		15,631,535

Health Care - 1.7%
Centene Corp., 4.25%, 12/15/2027	418,000	415,834
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	400,000	402,264
		818,098

Industrials - 7.5%
Boeing Co., 6.30%, 05/01/2029	500,000	520,718
Clean Harbors, Inc., 6.38%, 02/01/2031 (a)	625,000	633,726
Eaton Corp., 4.50%, 03/06/2033	750,000	734,915
Honeywell Aerospace, Inc., 4.30%, 03/16/2031 (a)	500,000	491,805
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)	575,000	560,601

The accompanying notes are an integral part of these financial statements.

TransDigm, Inc., 6.88%, 12/15/2030 (a)	750,000	770,874
		3,712,639

Materials - 1.3%
Celanese US Holdings LLC, 7.17%, 07/15/2027	613,000	627,868

Technology - 3.5%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	650,000	634,389
Gartner, Inc., 4.50%, 07/01/2028 (a)	400,000	393,009
Oracle Corp., 4.80%, 09/26/2032	750,000	714,187
		1,741,585
TOTAL CORPORATE BONDS (Cost $28,033,076)		28,466,995

MORTGAGE-BACKED SECURITIES - 16.3%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SB8384, 5.00%, 05/01/2040	643,910	647,217
Pool SD2217, 6.00%, 01/01/2053	314,507	321,976
Pool SD8266, 4.50%, 11/01/2052	968,269	936,094
Pool SD8267, 5.00%, 11/01/2052	286,642	284,948
Federal National Mortgage Association
Pool 254904, 5.50%, 10/01/2033	40,544	41,058
Pool 555880, 5.50%, 11/01/2033	67,909	68,642
Pool 890696, 3.00%, 09/01/2030	22,914	22,360
Pool FA2986, 4.00%, 07/01/2055	709,455	665,123
Pool FS9357, 5.50%, 10/01/2054	420,379	423,300
Pool MA0919, 3.50%, 12/01/2031	95,930	93,503
Pool MA2177, 4.00%, 02/01/2035	61,740	60,521
Pool MA4785, 5.00%, 10/01/2052	448,905	445,233
Pool MA4806, 5.00%, 11/01/2052	364,205	361,376
Pool MA4841, 5.00%, 12/01/2052	1,220,679	1,210,695
Pool MA5072, 5.50%, 07/01/2053	1,091,229	1,100,890
Pool MA5539, 5.00%, 11/01/2044	193,687	193,860
Pool MA5833, 5.00%, 09/01/2045	342,470	342,566
Pool MA5879, 5.50%, 11/01/2055	316,206	317,760
Pool MA6042, 5.00%, 04/01/2046	490,294	487,796
TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,022,624)		8,024,918

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.0%	Par	Value
Federal Home Loan Mortgage Corp.
Series 3187, Class Z, 5.00%, 07/15/2036	53,684	53,866
Series 4037, Class B, 3.00%, 04/15/2027	10,554	10,510
Series 4838, Class VA, 4.00%, 03/15/2036	103,162	102,924
Series 5436, Class AB, 5.50%, 04/25/2049	228,063	227,999
Series 5451, Class A, 5.00%, 05/25/2049	153,591	152,797
Series 5569, Class BA, 5.00%, 07/25/2052	419,905	420,135
Federal National Mortgage Association
Series 2005-79, Class LT, 5.50%, 09/25/2035	109,884	111,721
Series 2011-31, Class DB, 3.50%, 04/25/2031	78,178	76,321
Series 2011-36, Class QB, 4.00%, 05/25/2031	120,543	118,746
Series 2016-97, Class PA, 3.00%, 12/25/2044	417,059	406,699
Series 2020-44, Class TI, 5.50%, 12/25/2035 (c)	334,723	45,505
Series 2023-29, Class JA, 5.50%, 05/25/2036	255,156	255,348
Series 2024-100, Class GA, 5.50%, 10/25/2051	392,902	394,636
Series 2024-99, Class EA, 5.50%, 05/25/2051	374,191	374,679
Series 2025-26, Class BA, 5.50%, 05/25/2048	553,177	559,675
Series 2025-5, Class EA, 5.50%, 10/25/2051	368,274	368,665
Series 2026-9, Class HC, 4.50%, 03/25/2055	703,588	684,550
Government National Mortgage Association
Series 2024-153, Class AB, 4.50%, 03/16/2065	479,291	472,053
Series 2025-153, Class A, 4.50%, 06/16/2054	494,863	488,822
Series 2025-157, Class NA, 6.00%, 04/20/2055	242,493	241,092
Series 2025-194, Class LV, 4.50%, 12/20/2036	479,321	472,820
Series 2025-214, Class ND, 4.75%, 12/20/2055	733,196	721,630
JP Morgan Mortgage Trust, Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(d)	104,995	104,986
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,908,569)		6,866,179

The accompanying notes are an integral part of these financial statements.

U.S. TREASURY SECURITIES - 5.1%	Par	Value
United States Treasury Note/Bond
4.63%, 09/30/2028	1,250,000	1,262,451
4.13%, 11/15/2032	1,250,000	1,240,186
TOTAL U.S. TREASURY SECURITIES (Cost $2,519,765)		2,502,637

ASSET-BACKED SECURITIES - 4.2%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-3, Class A, 4.65%, 07/15/2029	200,000	200,935
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	237,865	237,894
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	24,377	24,432
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030	118,000	118,421
Enterprise Fleet Financing, Series 2022-4, Class A3, 5.65%, 10/22/2029 (a)	81,038	81,192
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.55%, 10/27/2064 (a)(d)	540,811	539,589
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(d)	344,538	344,745
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	503,969
TOTAL ASSET-BACKED SECURITIES (Cost $2,042,583)		2,051,177

TOTAL INVESTMENTS - 97.4% (Cost $47,526,617)		47,911,906
Money Market Deposit Account - 1.5% (e)		762,592
Other Assets in Excess of Liabilities - 1.1%		533,257
TOTAL NET ASSETS - 100.0%		$49,207,755

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $7,889,355 or 16.0% of the Fund’s net assets.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(c)	Interest only security.
(d)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.
(e)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2026
	Madison Aggregate	Madison Covered	Madison Dividend	Madison Short- Term Strategic
	Bond ETF	Call ETF	Value ETF	Income ETF
ASSETS:
Investments, at value (Note 3)	$65,080,801	$31,723,445	$59,970,570	$47,911,906
Interest receivable	563,509	5,505	328	547,838
Cash - interest bearing deposit account	133,784	1,228,522	118,275	762,592
Receivable for investments sold	1,612	–	–	–
Dividends receivable	–	23,830	42,656	–
Dividend tax reclaims receivable	–	–	3,815	–
Deposits at broker for option contracts	–	30,701	–	–
Total assets	65,779,706	33,012,003	60,135,644	49,222,336

LIABILITIES:
Written options, at value	–	1,034,256	–	–
Payable to Advisor (Note 6)	19,538	24,792	32,462	14,581
Total liabilities	19,538	1,059,048	32,462	14,581
NET ASSETS	$65,760,168	$31,952,955	$60,103,182	$49,207,755

NET ASSETS CONSIST OF:
Paid-in capital	$65,693,013	$38,644,034	$50,374,489	$48,516,280
Total distributable earnings/(accumulated losses)	67,155	(6,691,079)	9,728,693	691,475
Total net assets	$65,760,168	$31,952,955	$60,103,182	$49,207,755

Net assets	$65,760,168	$31,952,955	$60,103,182	$49,207,755
Shares issued and outstanding (a)	3,255,000	1,815,000	2,475,000	2,425,000
Net asset value per share	$20.20	$17.60	$24.28	$20.29

COST:
Investments, at cost	$65,089,944	$38,739,367	$50,067,348	$47,526,617

PROCEEDS:
Written options premium received	$–	$912,070	$–	$–

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Year Ended June 30, 2026
	Madison Aggregate	Madison Covered	Madison Dividend	Madison Short- Term Strategic
	Bond ETF	Call ETF	Value ETF	Income ETF
INVESTMENT INCOME:
Dividend income	$–	$646,199	$1,526,811	$–
Less: dividend withholding taxes	–	(1,126)	(5,928)	–
Less: issuance fees	–	–	(76)	–
Interest income	3,449,745	136,079	7,521	3,314,643
Total investment income	3,449,745	781,152	1,528,328	3,314,643

EXPENSES:
Investment advisory fee (Note 6)	260,155	349,824	399,356	239,215
Total expenses	260,155	349,824	399,356	239,215
Fee waiver from Advisor (Note 6)	–	(11,352)	–	–
Net expenses	260,155	338,472	399,356	239,215
NET INVESTMENT INCOME	3,189,590	442,680	1,128,972	3,075,428

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	24,090	927,177	1,838,551	99,216
In-kind redemptions	113,130	–	1,492,325	409,588
Written options expired or closed	–	1,532,001	–	–
Net realized gain (loss)	137,220	2,459,178	3,330,876	508,804
Net change in unrealized appreciation (depreciation) on:
Investments	(689,674)	(2,273,208)	2,349,235	(1,142,039)
Written options	–	291,751	–	–
Net change in unrealized appreciation (depreciation)	(689,674)	(1,981,457)	2,349,235	(1,142,039)
Net realized and unrealized gain (loss)	(552,454)	477,721	5,680,111	(633,235)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,637,136	$920,401	$6,809,083	$2,442,193

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
	Madison Aggregate Bond ETF		Madison Covered Call ETF
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$3,189,590	$3,135,174	$442,680	$797,027
Net realized gain (loss)	137,220	68,839	2,459,178	3,725,347
Net change in unrealized appreciation (depreciation)	(689,674)	407,268	(1,981,457)	(1,031,655)
Net increase (decrease) in net assets from operations	2,637,136	3,611,281	920,401	3,490,719

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,156,436)	(3,174,322)	(2,822,713)	(4,072,877)
Total distributions to shareholders	(3,156,436)	(3,174,322)	(2,822,713)	(4,072,877)

CAPITAL TRANSACTIONS:
Shares sold	7,685,997	15,340,106	1,311,405	472,220
Shares redeemed	(8,626,868)	(3,051,855)	(11,115,742)	(27,468,471)
ETF transaction fees (Note 13)	4,339	11,063	–	–
Net increase (decrease) in net assets from capital transactions	(936,532)	12,299,314	(9,804,337)	(26,996,251)
NET INCREASE (DECREASE) IN NET ASSETS	(1,455,832)	12,736,273	(11,706,649)	(27,578,409)

NET ASSETS:
Beginning of the year	67,216,000	54,479,727	43,659,604	71,238,013
End of the year	$65,760,168	$67,216,000	$31,952,955	$43,659,604

SHARES TRANSACTIONS
Shares sold	375,000	750,000	70,000	25,000
Shares redeemed	(425,000)	(150,000)	(600,000)	(1,455,000)
Total increase (decrease) in shares outstanding	(50,000)	600,000	(530,000)	(1,430,000)

Statements of Changes in Net Assets
	Madison Dividend Value ETF		Madison Short-Term Strategic Income ETF
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$1,128,972	$1,197,295	$3,075,428	$3,450,574
Net realized gain (loss)	3,330,876	889,711	508,804	210,061
Net change in unrealized appreciation (depreciation)	2,349,235	4,863,933	(1,142,039)	638,386
Net increase (decrease) in net assets from operations	6,809,083	6,950,939	2,442,193	4,299,021

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,113,546)	(1,178,147)	(3,211,835)	(3,394,329)
Total distributions to shareholders	(1,113,546)	(1,178,147)	(3,211,835)	(3,394,329)

CAPITAL TRANSACTIONS:
Shares sold	1,134,119	4,344,145	–	7,209,195
Shares redeemed	(7,161,882)	(5,262,652)	(17,944,715)	–
ETF transaction fees (Note 13)	–	–	4,303	5,994
Net increase (decrease) in net assets from capital transactions	(6,027,763)	(918,507)	(17,940,412)	7,215,189
NET INCREASE (DECREASE) IN NET ASSETS	(332,226)	4,854,285	(18,710,054)	8,119,881

NET ASSETS:
Beginning of the year	60,435,408	55,581,123	67,917,809	59,797,928
End of the year	$60,103,182	$60,435,408	$49,207,755	$67,917,809

SHARES TRANSACTIONS
Shares sold	50,000	200,000	–	350,000
Shares redeemed	(300,000)	(250,000)	(875,000)	–
Total increase (decrease) in shares outstanding	(250,000)	(50,000)	(875,000)	350,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Madison Aggregate Bond ETF

	Year ended June 30,		Period ended
			June 30,
	2026	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.34	$20.14	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.97	0.99	0.87
Net realized and unrealized gain (loss) on investments (c)	(0.16)	0.20	0.06
Total from investment operations	0.81	1.19	0.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.95)	(0.96)	(0.80)
Net realized gains	(0.00) (d)	(0.03)	–
Total distributions	(0.95)	(0.99)	(0.80)

ETF transaction fees per share	0.00 (d)	0.00 (d)	0.01
Net asset value, end of period	$20.20	$20.34	$20.14

TOTAL RETURN (e)	4.11%	6.03%	4.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$65,760	$67,216	$54,480
Ratio of expenses to average net assets (f)	0.39%(h)	0.40%	0.40%
Ratio of net investment income (loss) to average net assets (f)	4.73%	4.87%	5.16%
Portfolio turnover rate (e)(g)	20%	27%	19%

(a)	Inception date of the Fund was August 28, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.

Financial Highlights

Madison Covered Call ETF

	Year ended June 30,		Period ended
			June 30,
	2026	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.62	$18.87	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.25	0.31
Net realized and unrealized gain (loss) on investments (c)	0.18	0.87	1.05
Total from investment operations	0.39	1.12	1.36

LESS DISTRIBUTIONS FROM:
Net investment income	(1.41)	(0.90)	(2.31)
Net realized gains	–	(0.47)	–
Return of capital	–	–	(0.18)
Total distributions	(1.41)	(1.37)	(2.49)

Net asset value, end of period	$17.60	$18.62	$18.87

TOTAL RETURN (d)	2.10%	6.09%	6.81%

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Madison Covered Call ETF

	Year ended June 30,		Period ended
			June 30,
	2026	2025	2024(a)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,953	$43,660	$71,238
Ratio of expenses to average net assets:
Before expense waiver/recoupment (e)	0.90%	0.92%	0.99%
After expense waiver/recoupment (e)	0.87%	0.92%	0.90%
Ratio of interest expense to average net assets (e)	–%	0.02%	0.09%
Ratio of expenses to average net assets excluding interest expense (e)	0.87%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets (e)	1.14%	1.35%	1.79%
Portfolio turnover rate (d)(f)	76%	82%	205%

(a)	Inception date of the Fund was August 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Madison Dividend Value ETF

	Year ended June 30,		Period ended
			June 30,
	2026	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.18	$20.03	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.43	0.44	0.44
Net realized and unrealized gain (loss) on investments (c)	2.10	2.14	0.02
Total from investment operations	2.53	2.58	0.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.43)	(0.43)
Total distributions	(0.43)	(0.43)	(0.43)

Net asset value, end of period	$24.28	$22.18	$20.03

TOTAL RETURN (d)	11.51%	12.96%	2.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,103	$60,435	$55,581
Ratio of expenses to average net assets (e)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets (e)	1.84%	2.04%	2.55%
Portfolio turnover rate (d)(f)	67%	50%	60%

(a)	Inception date of the Fund was August 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Madison Short-Term Strategic Income ETF

	Year ended June 30,		Period ended
			June 30,
	2026	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.58	$20.27	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.03	1.07	0.90
Net realized and unrealized gain (loss) on investments (c)	(0.23)	0.29	0.22
Total from investment operations	0.80	1.36	1.12

LESS DISTRIBUTIONS FROM:
Net investment income	(1.03)	(1.05)	(0.85)
Net realized gains	(0.06)	–	–
Total distributions	(1.09)	(1.05)	(0.85)

ETF transaction fees per share	0.00 (d)	0.00 (d)	0.00 (d)
Net asset value, end of period	$20.29	$20.58	$20.27

TOTAL RETURN (e)	3.92%	6.87%	5.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,208	$67,918	$59,798
Ratio of expenses to average net assets (f)	0.39%(h)	0.40%	0.40%
Ratio of net investment income (loss) to average net assets (f)	4.99%	5.24%	5.49%
Portfolio turnover rate (e)(g)	24%	33%	17%

(a)	Inception date of the Fund was September 5, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.

The accompanying notes are an integral part of these financial statements.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026

1. ORGANIZATION

Madison ETFs Trust, a Delaware statutory Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) . The Trust consists of separate investment portfolios or funds (each, a “Fund” and collectively, the “Funds”), each of which have different investment objectives and policies. Each Fund is a diversified, open-end management investment company, commonly known as an exchange-traded fund (“ETF”). The Funds in this report as described are as follows:

Madison Aggregate Bond ETF (“MAGG”)

Madison Covered Call ETF (“CVRD”)

Madison Dividend Value ETF (“DIVL”)

Madison Short-Term Strategic Income ETF (“MSTI”)

The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Advisor” or “Madison”), the Funds’ investment advisor. Tidal Investments LLC (“Tidal Investments” or the “Subadvisor”), a Tidal Financial Group company, serves as investment subadvisor to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and ETFs listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage -backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on the NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over- the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U. S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Advisor’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time a fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange listed funds. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. The majority of each Fund’s expenses are borne by Madison under its investment advisory agreement with the Funds.

Foreign Currency Transactions: The Funds’ books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement. Each Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments”.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the year ended June 30, 2026, none of the Funds had forward foreign currency exchange contracts. If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, a fund will be required to place cash or other liquid assets in a segregated account with a fund’s custodian in an amount equal to the value of a fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount each Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When -issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, a fund may segregate cash or other liquid securities, of any type or maturity, equal in value to a fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2026, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS

Each Fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique).

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	unadjusted quoted prices in active markets for identical investments that the Funds have the ability to access

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc .)

Level 3 –	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the year ended June 30, 2026, maximized the use of observable inputs, and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2026, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Funds’ investments carried at fair value (please see the Schedule of Investments for each Fund for a listing of all securities within each category):

MAGG

Description^	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$24,917,799	$—	$24,917,799
Corporate Bonds	—	19,930,938	—	19,930,938
U.S. Treasury Securities	—	14,868,375	—	14,868,375
Asset-Backed Securities	—	1,264,054	—	1,264,054
Collateralized Mortgage Obligations	—	4,099,635	—	4,099,635
Total Investments in Securities	$—	$65,080,801	$—	65,080,801

^	See Schedule of Investments for underlying holdings.

CVRD

Description^	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$31,723,445	$—	$—	$31,723,445
Total Investments in Securities	$31,723,445	$—	$—	$31,723,445

Liabilities
Written Options Contracts, at value	$—	$(1,034,256)	$—	$(1,034,256)
Total Investments in Securities	$—	$(1,034,256)	$—	$(1,034,256)

^	See Schedule of Investments for underlying holdings.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

DIVL

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$59,970,570	$—	$—	$59,970,570
Total Investments in Securities	$59,970,570	$—	$—	$59,970,570

^	See Schedule of Investments for underlying holdings.

MSTI

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$28,466,995	$—	$28,466,995
Asset-Backed Securities	—	2,051,177	—	2,051,177
Mortgage-Backed Securities	—	8,024,918	—	8,024,918
Collateralized Mortgage Obligations	—	6,866,179	—	6,866,179
U.S. Treasury Securities	—	2,502,637	—	2,502,637
Total Investments in Securities	$—	$47,911,906	$—	$47,911,906

^	See Schedule of Investments for underlying holdings

4. DERIVATIVES

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position and results of operations. As of June 30, 2026, the Madison Covered Call ETF has not offset any of the positions and the positions are presented gross on the Statements of Assets and Liabilities.

The following table presents the types of derivatives in the Fund by location and as presented on the Statements of Assets and Liabilities as of June 30, 2026:

Fund	Instrument	Assets Derivatives as of June 30, 2026		Liabilities Derivatives as of June 30, 2026
		Statements of Assets		Statements of Assets
		and Liabilities		and Liabilities
		Location	Fair Value	Location	Fair Value
Equity Contracts
	- Call Options	Written Options		Written Options
CVRD	Written	Contracts, at value	$-	Contracts, at value	$ 1,034,256

The following table presents the effect of derivative instruments on the Statements of Operations for the year ended June 30, 2026.

Fund	Instrument	Statement of Operations	Realized Gain (Loss) Options	Change in Unrealized Appreciation/Depreciation of Options

CVRD	Equity Contracts -	Written Option
	Call Options Written	Contracts	$1,532,001	$291,751

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

The average contracts and notional amount (based on the exercise price of open positions at each month-end) of derivative activity during the year ended June 30, 2026.

Fund		Average Contracts(a)	Average Notional Amount
CVRD	Equity Contracts - Call Options Written	2,736	$35,376,783

(a)	Number of Contracts

There was no impact on the financial statements of the other Funds as they did not hold derivative investments during the year ended June 30, 2026.

5. SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that each Fund operates as a single reportable segment.

The Management Committee of the Trust’s Investment Advisor acts as the Chief Operating Decision Maker (“CODM”). The CODM is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the CODM evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate their reporting requirements in accordance with applicable accounting standards.

6. ADVISORY, SUB-ADVISORY AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of June 30, 2026:

Fund	Investment Advisory Fee
MAGG*	0.36%
CVRD	0.90%
DIVL	0.65%
MSTI*	0.36%

* Effective March 2, 2026, MAGG and MSTI investment advisory fee was reduced from 0.40% to 0.36%.

During the term of this Advisory Agreement, the Advisor shall bear its own costs of providing services under this Agreement. The Advisor agrees to pay or cause to be paid all expenses incurred by the Trust and each Fund, including payments to other entities, but excluding Advisory Fees and Other Expenses (see below).

Subadvisory Agreement. The Subadvisor serves as subadvisor, pursuant to the sub-advisory agreement between the Advisor and the Subadvisor (the “Subadvisory Agreement”). Pursuant to the Subadvisory agreement, the Subadvisor is responsible for, among other things, trading portfolio securities (CVRD and DIVL) and performing related services, capital market support, and providing tax optimization services, subject to the supervision of the Advisor and the Board. For its services, the Subadvisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly. The Subadvisor currently waives this fee for MAGG and MSTI.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

Distribution Agreement. MFD Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Other Expenses: The Funds are responsible for paying: (i) interest charges on any borrowings made for investment purposes, (ii) dividends and other expenses and securities sold short, (iii) taxes, (iv) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, (v) acquired fund fees and expenses, (vi) accrued deferred tax liability, (vii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (viii) litigation expenses, and other non-routine or extraordinary expenses. During the year ended June 30, 2026, the Advisor voluntarily reimbursed Madison Covered Call ETF $11,352 for interest expense incurred. The amount reimbursed is not recoverable by the Advisor.

Officers and Trustees: Certain officers and a trustee of the Funds are also officers of the Investment Advisor. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated out of the Funds’ unitary management fee.

7. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, MAGG, DIVL, and MSTI declare and reinvest dividends, if any, monthly. CVRD declares dividends, if any, quarterly. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually. Distributions are recorded on each Fund’s ex-distribution date.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

8. SECURITIES TRANSACTIONS

For the year ended June 30, 2026, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

			In-Kind	In-Kind	U.S. Government	U.S. Government
	Purchases	Sales	Purchases	Sales	Purchases	Sales
MAGG	$15,488,613	$13,112,375	$4,753,761	$7,817,292	$5,371,810	$6,181,186
CVRD	27,671,199	35,622,019	509,495	-	-	-
DIVL	41,010,174	40,942,143	1,107,688	7,087,257	-	-
MSTI	14,135,606	18,062,188	-	14,174,606	1,264,799	1,818,562

9. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call ETF pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks and REITs. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked-to-market to reflect the current fair value of the option written. These liabilities are reflected as written options contracts in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 4 for information on derivatives.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

10. FOREIGN SECURITIES Each Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the US or whose principal operations are outside the US or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the US; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities. Certain of the Funds have reclaims receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Dividends and interest receivable on the Statements of Assets and Liabilities.

These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

11. FEDERAL INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements. The Funds have not recorded any liabilities for material unrecognized tax benefits as of the year ended June 30, 2026. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. During the fiscal year ended June 30, 2026, Madison Dividend Value ETF utilized $1,828,536 of capital loss carryforwards to offset current year net realized gains. As of June 30, 2026, there were short-term and long-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
MAGG	$—	$—
CVRD	—	—
DIVL	195,698	—
MSTI	—	—

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Madison Aggregate Bond ETF has elected to defer capital losses in the amount of $13,093 for the fiscal year ended June 30, 2026. As of June 30, 2026, the Fund had outstanding straddle loss deferrals of $95,726.

The tax character of distributions paid during the year ended June 30, 2026, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
MAGG	$3,144,354	$12,082	$—
CVRD	2,822,713	—	—
DIVL	1,113,546	—	—
MSTI	3,042,834	169,001	—

The tax character of distributions paid during the year ended June 30, 2025, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
MAGG	$3,143,967	$30,355	$—
CVRD	4,072,877	—	—
DIVL	1,178,147	—	—
MSTI	3,394,329	—	—

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

As of June 30, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	MAGG	CVRD	DIVL	MSTI
Cost of Investments(1)	$65,144,543	$37,938,031	$50,102,780	$47,526,617
Gross tax unrealized appreciation	$563,012	$2,086,077	$11,004,252	$600,849
Gross tax unrealized deprecation	(626,754)	(9,334,919)	(1,136,462)	(215,560)
Net tax unrealized appreciation (deprecation)	(63,742)	(7,248,842)	9,867,790	385,289
Undistributed ordinary income (loss)	143,990	653,489	56,601	217,787
Undistributed long-term capital gain (loss)	—	—	—	88,399
Total distributable earnings	143,990	653,489	56,601	306,186
Other accumulated gain (loss)	(13,093)	(95,726)	(195,698)	—
Total distributable earnings/(accumulated losses)	$67,155	$(6,691,079)	$9,728,693	$691,475

(1)	The difference between book and tax-basis cost of investments was attributable primarily to wash sales.

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2026, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Losses)	Paid-In Capital
MAGG	$(104,942)	$104,942
CVRD	—	—
DIVL	(1,484,644)	1,484,644
MSTI	(409,588)	409,588

The permanent differences primarily relate to the tax treatment of redemptions in-kind.

12.	PRINCIPAL INVESTMENT RISKS

Call Risk. If a bond issuer “calls” a bond held by the Funds (i.e., pays it off at a specified price before it matures), the Funds could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Funds paid for the bond.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i. e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds. The Funds may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Covered Call Strategy Risk. As the writer of a covered call option, the Funds forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If the Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. The Funds will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Funds.

Covered Call Tax Risk. The Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

Covered Put Strategy Risk. As the writer of a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price. If the put option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Additionally, while the Fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock. If a put option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation, including that the issuer of a debt security will be unable to meet its interest or principal payment obligations when due.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Funds may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Depositary Receipt Risk. Depositary receipts, such as ADRs, GDRs, and European depositary receipts (“EDRs”), may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over-the-counter may also be subject to liquidity risk.

Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

Equity Risk. The risk that securities held by the Funds will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, and the circumstances and performance of companies whose securities the Funds hold. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed-income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks. The Funds may invest in other investment companies, including other ETFs. The Funds will experience similar risks with respect to their holdings in ETFs as investing in a portfolio of equity securities or other investments underlying the ETF, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAV’s). Index -based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Actively-managed ETFs may not produce the desired result of its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives. As a shareholder in other ETFs, the Funds bear their proportionate share of each ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer- term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U. S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Growth Investing Risk. The Funds may invest in common stocks issued by companies which, based upon their higher-than-average price-to-book ratios, are expected to experience greater earnings growth rates relative to other companies in the same industry or the economy as a whole. Securities of growth companies may be more volatile than other stocks. If the perception of a company’s growth potential is not realized, the securities purchased may not perform as expected. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, growth stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. The Funds may actively and frequently trade a significant portion of the Funds’ holdings. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Income Risk. A security’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying security may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying security otherwise needs to purchase additional debt securities.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Funds’ assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in an underlying security’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter-term debt securities and higher for longer-term debt securities. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bonds maturity, the more sensitive it is to this risk. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Market Risk. The share price of the Funds reflects the value of the securities it holds. If a security’s price falls, the share price of the Funds will go down (unless another security’s price rises by an offsetting amount). If the Funds’ share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Mid-Cap Risk. The Funds’ investments in midsize companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger-capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

Mortgage-Backed Securities Risk. The Funds may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Funds could be exposed to prepayment risk. In that case, the Funds would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Non-Investment-Grade Security Risk. To the extent that the Funds invest in non-investment-grade securities, the Funds are also subject to above -average credit, market and other risks. Issuers of non-investment-grade securities (i. e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Subadvisor to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying securities, changes in interest or currency exchange rates (including anticipated volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events, and the remaining time to the options’ expiration. At times, there may be significant differences between the securities and options markets that could result in an imperfect correlation between these markets. Additionally, the trading hours for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The Funds’ options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. The number of options which the Funds may write or purchase may be affected by options written or purchased by other clients of Madison or its affiliates.

Prepayment Risk. The risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying security may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying security to change.

Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Funds may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.

Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Funds would have to look to the agency issuing the bond for ultimate repayment.

Valuation Risk. The price the Funds could receive upon the sale of a security or other asset may differ from the Funds’ valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Funds’ portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Funds’ shares.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

Value Investing Risk. The Funds may invest in common stocks issued by companies which, based upon their lower-than-average price-to-book ratios, are believed to be undervalued or inexpensive relative to other companies in the same industry or the economy as a whole. These common stocks are considered undervalued or inexpensive on the basis of the issuer’s business and economic fundamentals or the securities’ current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors and will generally underperform during periods when value style investments are out of favor.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized above is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The above risks could affect the value of your performance in the Funds. The risks above apply to each Fund as indicated in the following table. The number of risk factors applicable to a Fund does not necessarily correlate to the overall risk of an investment in that Fund.

	MAGG	CVRD	DIVL	MSTI
Call Risk	X			X
Counterparty Risk		X
Covered Call Strategy Risk		X
Covered Call Tax Risk		X
Covered Put Strategy Risk		X		X
Credit Risk	X
Debt Securities Risk	X	X		X
Depositary Receipt Risk		X
Derivatives Risk		X
Equity Risk		X	X	X
ETF Risks	X	X
Extension Risk	X			X
Foreign Security and Emerging Market Risk		X	X
Growth Investing Risk		X
High Portfolio Turnover Risk		X		X
Income Risk	X
Inflation Risk	X			X
Interest Rate Risk	X			X
Market Risk	X	X	X	X
Mid-Cap Risk		X
Mortgage-Backed Securities Risk	X			X
Non-Investment-Grade Security Risk	X			X
Options Risk		X
Prepayment Risk	X			X
Restricted Securities Risk	X			X
Risk of Default	X			X
Valuation Risk	X	X		X
Value Investing Risk		X	X

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Continued)

13. SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

14. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. MAGG, DIVL, and MSTI declared a distribution from net investment income on securities. There were no other events that have taken place that meet the definition of subsequent events that require adjustment to, or disclosure in the financial statements.

On July 28, 2026, the following Funds declared a distribution from ordinary income to shareholders of record as of July 29, 2026, payable July 31, 2026, as follows:

	Ordinary Income	Per Share Amount
MAGG	$286,344	$0.08730
DIVL	66,700	0.02668
MSTI	219,851	0.09066

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Madison ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of the funds listed below (the “Funds”), each a series of Madison ETFs Trust, as of June 30, 2026, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Madison Aggregate Bond ETF	For the year ended June 30,2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026 and 2025 and the period from August 28, 2023 (commencement of operations) to June 30, 2024
Madison Covered Call ETF	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026 and 2025 and the period from August 21, 2023 (commencement of operations) to June 30, 2024
Madison Dividend Value ETF	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026 and 2025 and the period from August 14, 2023 (commencement of operations) to June 30, 2024
Madison Short-Term Strategic Income ETF	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026 and 2025 and the period from September 5, 2023 (commencement of operations) to June 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

August 25, 2026

MADISON ETFs(R)

OTHER INFORMATION

June 30, 2026 (Continued)

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.madisonfunds.com/etfs/#documents.

INFORMATION ABOUT THE FUNDS’ TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 888-971-7135. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.madisonfunds.com/etfs documents.

FEDERAL TAX INFORMATION

For the year ended June 30, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Madison Aggregate Bond ETF	0.00%
Madison Covered Call ETF	20.04%
Madison Dividend Value ETF	100.00%
Madison Short-Term Strategic Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2026, was as follows:

Madison Aggregate Bond ETF	0.00%
Madison Covered Call ETF	18.56%
Madison Dividend Value ETF	100.00%
Madison Short-Term Strategic Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended June 30, 2026, was as follows:

Madison Aggregate Bond ETF	0.00%
Madison Covered Call ETF	84.32%
Madison Dividend Value ETF	0.00%
Madison Short-Term Strategic Income ETF	1.34%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

On February 24, 2026 the Board considered for Madison Aggregate Bond ETF (MAGG) and Madison Short-Term Strategic Income ETF (MSTI) (the “Funds”) the approval of an amended investment advisory agreement (the “Investment Advisory Agreement”) between the Adviser in connection with a proposal to amend the management fee schedule to reduce each Fund’s unitary management fee. The Board considered the Adviser’s representation that the change in each Fund’s unitary management fee would not reduce or modify the services the Madison provides to the Funds in any respect and that the Adviser’s obligations under the Advisory Agreement would remain the same in all material respects. The Board considered that they had last approved the Investment Advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Trustees’ August 2025 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Adviser under the Advisory Agreement and the Board, including the Independent Trustees, determined that the continuation of the Investment Advisory Agreement was fair and reasonable and in the best interests of each Fund and its respective shareholders, and approved the continuation of the Investment Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Madison ETFs Trust

By:	/s/ Patrick F. Ryan
Patrick F. Ryan, President/Principal Executive Officer

Date	September 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick F. Ryan
Patrick F. Ryan, President/Principal Executive Officer

Date	September 1, 2026

By:	/s/ Greg D. Hoppe
Greg D. Hoppe, Chief Financial Officer

Date	September 1, 2026